Contents of Significant Accounts - Movement of Loss Allowance (Detail) - Accounts receivable [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	$ 79,062	$ 209,101
Net recognition (reversal) for the period	(68,066)	(130,039)
Ending balance	$ 10,996	$ 79,062